Long Term Debt - Annual Principal Payments (Details) - USD ($) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020
Debt Disclosure [Abstract]
2022	$ 43,843
2023	51,893
2024	86,592
2025	98,095
2026	55,982
2027 and thereafter	82,367
Total	$ 418,772	$ 616,224